Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Fixed Assets

Fixed Assets consist of the following:

	As of June 30, 2025	As of December 31, 2024
Leasehold improvement	$32,773	$33,150
Furniture & Fixture	7,721	7,809
Equipment	10,419	8,715
Motor Vehicle	151,559	153,302
Total	202,472	202,976
Less: accumulated depreciation	134,048	124,861
Net book value	$68,424	$78,115